Events After the Reporting Date (Details) - Service contract with Avant Sante - Service contract with Avant Sante € in Millions	Feb. 21, 2023 EUR (€) item site
Events After the Reporting Date
Number of subjects randomized | item	120
Number of sites randomized | site	10
Estimated amount payable | €	€ 14.7